Equity (Notes)	12 Months Ended
Dec. 31, 2015
Equity [Abstract]
EQUITY
EQUITY

We had 61,033,211 common public units outstanding as of December 31, 2015. Additionally, Tesoro owned 32,445,115 of our common units, and 1,900,515 of our general partner units (the 2% general partner interest) as of December 31, 2015, which together constitutes a 36% ownership interest in us.

Subordinated Unit Conversion

Following payment of the cash distribution for the first quarter of 2014 and the attainment of necessary approvals, the requirements for the conversion of all subordinated units were satisfied under the partnership agreement. As a result, effective May 16, 2014, 15.3 million subordinated units were converted into common units on a one-for-one basis and thereafter participate on terms equal with all other common units in distributions of available cash. The conversion of the subordinated units did not impact the amount of cash distributions paid by the Partnership or the total number of its outstanding units.

ATM Program

On June 25, 2014, we filed a prospectus supplement to our shelf registration statement filed with the SEC in 2012, authorizing the continuous issuance of up to an aggregate of $200 million of common units, in amounts, at prices and on terms to be determined by market conditions and other factors at the time of our offerings (such continuous offering program, or at-the-market program, referred to as our “2014 ATM Program”). The 2014 ATM Program expired during the second quarter of 2015. During the year ended December 31, 2015, we issued an aggregate of 819,513 common units under our 2014 ATM Program, generating proceeds of approximately $46 million before issuance costs. The net proceeds from sales under the 2014 ATM Program were used for general partnership purposes, which included debt repayment, future acquisitions, capital expenditures and additions to working capital.

On August 24, 2015, we filed a prospectus supplement to our shelf registration statement filed with the Securities and Exchange Commission on August 6, 2015, authorizing the continuous issuance of up to an aggregate of $750 million of common units, in amounts, at prices and on terms to be determined by market conditions and other factors at the time of our offerings (such continuous offering program, or at-the-market program, referred to as our “2015 ATM Program”). During the year ended December 31, 2015, we issued an aggregate of 1,137,533 common units under our 2015 ATM Program, generating proceeds of approximately $59 million before issuance costs. The net proceeds from sales under the 2015 ATM Program were used for general partnership purposes, which included debt repayment, future acquisitions, capital expenditures and additions to working capital.

Issuance of Additional Securities

Our partnership agreement authorizes us to issue an unlimited number of additional partnership securities for the consideration and on the terms and conditions determined by our general partner without the approval of the unitholders. Costs associated with the issuance of securities are allocated to all unitholders’ capital accounts based on their ownership interest at the time of issuance.

Allocations of Net Earnings

Our partnership agreement contains provisions for the allocation of net earnings and loss to the unitholders and the general partner. For purposes of maintaining partner capital accounts, the partnership agreement specifies that items of income and loss will be allocated among the partners in accordance with their respective percentage interest. Normal allocations according to percentage interests are made after giving effect, if any, to priority income allocations in an amount equal to incentive cash distributions fully allocated to the general partner and any special allocations.

The following table presents the allocation of the general partner’s interest in net earnings (in millions, except percentage of ownership interest):

	Years Ended December 31,
	2015	2014	2013
Net earnings attributable to partners	$272	$99	$80
General partner’s IDRs	(69)	(41)	(11)
Special Allocation	—	7	—
Net earnings available to partners	$203	$65	$69
General partner’s ownership interest	2.0%	2.0%	2.0%
General partner’s allocated interest in net earnings	$5	$2	$1
General partner’s IDRs	69	41	11
Allocation of Predecessor impact to general partner interest	(22)	(29)	(62)
Total general partner’s interest in net earnings (loss)	$52	$14	$(50)

The table below summarizes the changes in the number of units outstanding through December 31, 2015 (in million units).

	Common	Subordinated	General Partner	Total
Balance at December 31, 2012	20.5	15.3	0.7	36.5
Issuance in January 2013 used primarily to fund Northwest Products Acquisition	9.8	—	0.2	10.0
Issuance in June 2013 in connection with LA Terminal Assets Acquisition	1.4	—	—	1.4
Issuance in November 2013 to fund the LA Logistics Assets Acquisition	6.3	—	—	6.3
Issuance in December 2013 in connection with LA Logistics Assets Acquisition	1.1	—	0.2	1.3
Balance at December 31, 2013	39.1	15.3	1.1	55.5
Issuances under ATM Program	0.2	—	—	0.2
Conversion in May 2014 of Tesoro’s subordinated units to common units	15.3	(15.3)	—	—
Issuance in July 2014 in connection with the West Coast Logistics Assets acquisition	0.3	—	—	0.3
Issuance in August 2014 used primarily to redeem a portion of our 5.875% Senior Notes due 2020	2.1	—	—	2.1
Issuance in October 2014 to fund the Rockies Natural Gas Business Acquisition	23.0	—	0.5	23.5
Unit-based compensation awards	0.1	—	—	0.1
Balance at December 31, 2014	80.1	—	1.6	81.7
Issuances under ATM Program	1.9	—	—	1.9
Issuance in July 2015 to effect the QEPM Merger (a)	7.1	—	—	7.1
Issuance in November 2015 in connection with the LA Storage and Handling Assets acquisition (b)	4.3	—	0.3	4.6
Unit-based compensation awards	0.1	—	—	0.1
Balance at December 31, 2015	93.5	—	1.9	95.4
_______________

(a)	On July 22, 2015, we issued common units to QEPM unitholders upon completion of the Merger discussed in Note 2.

(b)	On November 12, 2015, we issued common units to Tesoro and TLGP in connection with the completion of the LA Storage and Handling Assets discussed in Note 2.

Incentive Distribution Rights

The following table illustrates the percentage allocations of available cash from operating surplus between the unitholders and our general partner based on the specified target distribution levels. The amounts set forth under marginal percentage interest in distributions are the percentage interests of our general partner and the unitholders in any available cash from operating surplus we distribute, up to and including the corresponding amount in the column total quarterly distribution per unit target amount. The percentage interests shown for our unitholders and our general partner for the minimum quarterly distribution are also applicable to quarterly distribution amounts that are less than the minimum quarterly distribution. For illustrative purposes, the percentage interests set forth below for our general partner assume that there are no arrearages on common units, our general partner has contributed any additional capital necessary to maintain its 2% general partner interest and our general partner owns all of the IDRs.

	Total quarterly distribution per unit target amount	Marginal percentage interest in distributions
		Unitholders	General Partner	Incentive Distribution Rights
Minimum Quarterly Distribution	$0.337500	98%	2%	—
First Target Distribution	Above $0.337500 up to $0.388125	98%	2%	—
Second Target Distribution	Above $0.388125 up to $0.421875	85%	2%	13%
Third Target Distribution	Above $0.421875 up to $0.506250	75%	2%	23%
Thereafter	Above $0.506250	50%	2%	48%

Cash distributions

Our partnership agreement, as amended, sets forth the calculation to be used to determine the amount and priority of cash distributions that the limited partner unitholders and general partner will receive. In accordance with our partnership agreement, on January 20, 2016, we declared a quarterly cash distribution, based on the results of the fourth quarter of 2015, totaling $98 million, or $0.7800 per limited partner unit. This distribution was paid on February 12, 2016 to unitholders of record on February 2, 2016.

The allocation of total quarterly cash distributions to general and limited partners is as follows for the years ended December 31, 2015, 2014 and 2013 (in millions). Our distributions are declared subsequent to quarter end; therefore, the following table represents total cash distributions applicable to the period in which the distributions are earned.

	Years Ended December 31,
	2015	2014	2013
General partner’s distributions:
General partner’s distributions	$6	$5	$2
General partner’s IDRs (a)	69	41	11
Total general partner’s distributions	$75	$46	$13

Limited partners’ distributions:
Common	$259	$157	$71
Subordinated	—	14	32
Total limited partners’ distributions	259	171	103
Total Cash Distributions	$334	$217	$116

____________

(a)	In connection with the Rockies Natural Gas Business Acquisition, our general partner waived its right to $10 million of general partner distributions with respect to IDRs during 2015.